Average Annual Total Returns		12 Months Ended	45 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.82%	3.05%
FT Vest International Equity Moderate Buffer ETF - March
Prospectus [Line Items]
Average Annual Return, Percent		3.26%	3.51%
Performance Inception Date	Mar. 19, 2021
FT Vest International Equity Moderate Buffer ETF - March | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.26%	3.51%
FT Vest International Equity Moderate Buffer ETF - March | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.93%	2.70%